united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2017

CMG MAULDIN SOLUTIONS CORE FUND (Formerly CMG GLOBAL EQUITY FUND)

Class A Shares – GEFAX	Class I Shares – GEFIX

CMG TACTICAL BOND FUND

Class A Shares – CHYAX	Class I Shares - CHYOX

CMG TACTICAL ALL ASSET STRATEGY FUND

Class A Shares – CMGQX	Class I Shares - CMGHX

1-866-CMG-9456
www.cmgmutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CMG Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Dear Shareholder,

The purpose of this letter is to review performance, provide a comparison of performance vs. appropriate benchmarks, and discuss our outlook for the CMG Mauldin Solutions Core Fund, the CMG Tactical All Asset Strategy Fund and the CMG Tactical Bond Fund.

CMG Mauldin Solutions Core Fund

The Fund returned +4.68% (Class A Shares) and +4.81% (Class I Shares) over the past six months (May 1, 2017 through October 31, 2017), net of fees. The Morningstar Tactical Allocation Category, the Fund’s peer group, returned +5.63% over the past six months (May 1, 2017 through October 31, 2017). The benchmark for the Fund, the Morningstar Moderate Target Risk Index, returned +6.30% over the past six months (May 1, 2017 through October 31, 2017).

The Fund was fully invested for the last six months and well diversified across equities, fixed income and commodities. The Fund was overweight equities and with a moderate to aggressive risk profile for most of the second quarter. The portfolio equity allocation was approximately 35% U.S. equities, 21% international equities (split approximately equally between developed and emerging markets) and 12.50% to sector specific positions, primarily technology and communications. In April and May, the portfolio was underweight fixed income, with a 24% allocation, and exposure was split between long and short duration government bond ETFs. Commodity exposure was approximately 5.25% of the portfolio with the majority of the allocation invested was precious metals. The Fund performed well during the second quarter and as markets started to trade sideways ahead of the summer doldrums, the portfolio shifted to a more balanced moderate risk position, decreasing equity exposure and increasing allocations to fixed income. Equity risk exposure was reduced primarily in the U.S. equity holdings, declining from 35% at the start of the quarter to 27% by the end of June. International and sector based exposure remained at the same level throughout the quarter albeit with sector exposure rotating into consumer cyclical and healthcare positions. The reallocation out of equities found its way into increased fixed income positions, namely long government bond positions. By the end of June fixed income allocations totaled approximately 31% of the portfolio and were long duration biased on average. The portfolio equity allocation was approximately 27% U.S. equities, 21% international equities, and 14% to sector specific positions, primarily technology and consumer cyclical.

Throughout the summer, the Fund remained underweight to fixed income with a 30% position. Long duration government bonds comprised the majority of the fixed income allocation. The portfolio held very little commodity exposure, with less than 3% allocated. During the third quarter, the portfolio moved into a more aggressive risk position, increasing equity and commodity exposure while further reducing fixed income positions. Equity exposure was split evenly between domestic and international positions. Overall, large caps were favored over small and mid-caps. U.S. sector specific exposure declined slightly and rotated out of technology and consumer cyclical positions into financials, energy and utilities. International equity positions were tilted in favor of emerging over developed markets as the Fund increased its allocation to Latin America during the quarter. The Fund continued to reduce fixed income exposure by decreasing allocations to long government bonds and short duration investment grade bonds. The Fund increased commodity exposure, adding precious metal exposure in response to heightened geopolitical risks. At the end of October the Fund was positioned approximately as follows: 28% U.S. equities, 26% international equities, 13% to sector specific positions, 26% fixed income, 5% commodities and 2% in cash.

CMG Tactical All Asset Strategy Fund

The Fund returned +3.29% (Class A Shares) and +3.34% (Class I Shares) over the past six months (May 1, 2017 through October 31, 2017), net of fees. The Morningstar Multialternative Category, the Fund’s peer group, returned +2.38% over the past six months (May 1, 2017 through October 31, 2017). The benchmark for the Fund, the Morningstar Moderate Target Risk TR Index, returned +6.30% over the past six months (May 1, 2017 through October 31, 2017).

The Fund began the first quarter in an aggressive risk-on position with a high allocation, over 80%, to equities. The Fund significantly increased bond exposure during April from 18% at the start of the month to 46% by month end. Fixed income ETFs showed strong relative strength leading into the French election as investors’ concerns led to mild de-risking of equity exposure and created a bid on bonds, primarily government bonds. The Fund further increased fixed income exposure in May. It was the first time in a year that the portfolio had a larger allocation to fixed income than equities. The portfolio benefited from being overweight government bonds as concerns over fiscal policy and the new administration’s agenda cooled equity markets. Additionally, emerging market equities and consumer discretionary sector exposure contributed to positive performance. In June, the Fund increased risk exposure, rotating out of several fixed income positions back into equities. Positions in emerging market stocks and REITs contributed positive performance while exposure to consumer discretionary stocks detracted from portfolio performance. By quarter end, the Fund was again aggressively positioned, with approximately 72% of the portfolio in equities, primarily international, and only 28% in fixed income related positions. Additionally, fixed income exposure also rotated from primarily long duration positions early in the quarter to mostly short duration bond ETFs by quarter end.

The Fund rotated back into an aggressive risk-on position in July and held over 80% of the portfolio in equity positions for most of the quarter. Equity markets have been strong this year, setting new high after new high, and the strategy has been positioned to capture upside with average equity exposure this year of over 70%, more than ten percentage points higher than in 2016. Furthermore, fixed income exposure in the portfolio reached its lowest level in close to a year. In August and September, the portfolio held less than 10% in fixed income positions. Equities, particularly international equities, have been the dominate asset class this year while fixed income has faced a headwind in the U.S. as the Fed continues to normalize monetary policy by increasing rates. In July, the portfolio rotated out of bonds and into financials (which gained momentum during the quarter as rate increases improve the potential for profitable lending) and increased exposure to large cap international equities and regional exposure to Latin America and China. North Korea’s continued nuclear tests brought geopolitics back to the front pages resulting in investors bidding up precious metals during the quarter. As a result, the portfolio held exposure to gold for the first time in over a year. After a flat month in August, equity markets climbed higher in September and the portfolio remained well-positioned to capture upside. The Fund remained aggressively positioned in October, albeit with a better balance between domestic and international equity positions.

CMG Tactical Bond Fund

The Fund returned +0.71% (Class A Shares) over the past six months (May 1, 2017 through October 31, 2017) and +0.91% (Class I Shares) over the past six months (May 1, 2017 through October 31, 2017), net of fees. The Morningstar Nontraditional Bond Category, the Fund’s peer group, returned +1.98% over the past six months (May 1, 2017 through October 31, 2017). The benchmark for the Fund, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, returned +1.98% over the past six months (May 1, 2017 through October 31, 2017).

The strategy began the previous six month period in a long position and was fully invested for most of the second quarter until the last week of June when the Fund moved to a defensive position and out of high yields. In mid-July, the strategy moved back into high yields holding a long position into August. In the second half of the month, the strategy moved to a defensive position. After a brief dip in high yield prices, the strategy traded back into a long position at the end of August. The strategy remained long in September and into the fourth quarter. Like most of the past year, high yield bonds have seen modest price appreciation as spreads are already tight, still near historically low levels. Most investors are content clipping a coupon, picking up the yield with no expectations for price appreciation. While it is likely that this environment continues through this year, there are troubling data points that could indicate a change to the market narrative on high yield.

The U.S. economic expansion has already surpassed the average or normal business cycle in duration and the longer an expansion goes, the higher the likelihood of valuation extremes and the greater the risk of investor complacency. Investors typically find out they took on too much risk after the fact. After a plunge in oil prices last year sent yields to multi-year highs, the market then quickly rebounded to near record tight spreads in 18 months. Another drop in oil prices, to below $40, is likely to trigger a sell-off in high yields or something worse if oil prices stay below that level.

Another troubling indicator of high yield is that investors are willing to receive such low yields while at the same time not asking for more protection in the form of covenants. In fact, according to Moody’s, June corporate bonds, including high yields, provided the worst protection for investors of any month on record. In some cases, it’s the borrowers who are making demands of lenders, such as asking for restrictions on secondary market transactions. The economy is likely to remain in a slow growth and low inflation state for some time, especially given the gradual pace of monetary tightening. These benign conditions mask risks in high yield and other pockets of the credit markets, namely auto loans and collateralized loan obligations. Similar trends characterized the period in 2005-06 leading up to the financial crisis. According to Moody’s, the proportion of “covenant lite” loans (those with few or no restrictions) rose from 27% in 2015 to over 60% in the first quarter of 2017.

Two other areas to keep an eye on are the M&A market and the European high yield bond market. Both could be a source of risk that could lead to a pullback in the U.S. With respect to tax cuts, if a deal is struck on corporate repatriation, the resulting flood of liquidity could lead to increased M&A and private equity activity. It is likely that new deals in this type of environment will continue to be done covenant lite. In mid-October, European junk bonds traded just 7 bps above the U.S. 10-Year Treasury. The tight spread between the two is somewhat misleading as it does not account for currency rates, but is indicative of the detachment between European and U.S. monetary policy. The EU remains committed to its asset purchase program while the Fed tapered back in December 2013 and most recently issued guidance on the wind down / normalization of its balance sheet. If this divergence accelerates or the Fed changes policy next year, we could see high yields in both regions pull back, creating an opportunity for investors to re-enter markets at more attractive prices.

Market Outlook

While there has been plenty of excitement on the geopolitical front, the U.S. economy continues to plod along, unspectacular but steady. The current economic expansion is now the third longest on record (going back to 1854) and shows few signs of hitting a recession in the immediate future. Goldman Sachs is now predicting that this may end up being the longest economic expansion in U.S. history. Global equity markets continued their steady climb higher despite a third quarter marked by geopolitics and natural disasters. Investors shrugged aside three Hurricanes, wildfires in Northern California and ongoing sabre rattling in North Korea as the will to own stocks has overpowered all reflexes at risk management: the VIX (the CBOE’s measure of 30 day volatility) is at multi-year lows. Disasters and Kim Jung Un are headline grabbers as far as risks go, but the truth is that natural disasters, particularly hurricanes, typically have a stimulative effect on the economy as the cleanup turns to new construction and auto sales jump in response to massive flooding. Scary as the prospect of nuclear war is, nobody’s that crazy, right? That seems to be the attitude of investors and it’s not unreasonable: global growth is strong and coordinated across major economic areas of the world, corporate profits are still near record highs, commodity markets have stabilized, the EU is not going to fall apart, and BREXIT is still an eternity away. So are the days of drawdowns and market corrections behind us? We don’t think so.

GLOBAL BUSINESS SENTIMENT

Investors have taken note and they are not confident that the current administration can deliver. Apparently, corporate executives feel the same way. In the June Economic Conditions Snapshot, a McKinsey Global Survey of over 1000 global executives, geopolitical instability was cited as the greatest risk to global economic growth over the next year. This was consistent across every region surveyed and for North America, the percent of respondents that cited it as the greatest threat rose 15 points over the past quarter (65% of respondents in June, up from 50% in March). Other interesting observations from the report include:

●	International executives are more optimistic than North American executives.

●	European executives are the most optimistic with over 50% responding that conditions in their home economy will improve. This is up from 38% in March.

●	North American executives are now the least likely to expect improvements out of any region. Only 38% now expect conditions to improve, down from 48% in March and 53% in December. Clearly, the post-election euphoria is fading.

A buoyant mood in Europe, after the election of Emmanuel Macron, has created an additional tailwind for the Euro, driving it to the highest level against the dollar in over two years. The dollar index also hit a 13-month low. International markets continue to outperform U.S. equity markets as investors are looking for higher growth elsewhere. They are more confident they will find it outside of the U.S. This sentiment is echoed in the McKinsey survey where for the first time since March 2016, more emerging market executives than developed market executives predict their profits will increase in the next six months. Strong growth out of China is yet another positive sign that suggests smooth sailing for the global economy for the time being. This feeling is again corroborated in the McKinsey report. The percentage of executives citing a China slowdown as a risk to global growth in the next 10 years dropped from 37% in December to 30% in June.

BREXIT?

North Korea headlines may be scary on the nightly news but it’s the UK that could bring a chill to your portfolio. Of more significance to asset allocation is the state of Brexit negotiations. The UK represents approximately 18% of the MSCI EAFE Index (second largest exposure after Japan) and 5% of the MSCI ACWI Index (third largest allocation after the U.S. and Japan). The sun may have set on the British Empire, but economically, the UK still punches above its weight. Prime Minister Teresa May called an election in June that was meant to solidify her mandate (bear in mind she was never elected) ahead of Brexit. The result was a disaster for May and her party. Rather than consolidate her party, schisms on Brexit and May’s leadership have opened with party members openly calling for her resignation. The opposition Labour Party is also divided on Brexit (stay or go and how to go about it). It’s been more than 13 months since the referendum; there appears to be no cohesion to the UK’s position in either party and negotiations are to conclude in autumn of 2018. Will we see a hard Brexit, soft Brexit, moderate Brexit, another election or a referendum on the referendum?

At this point, anything is possible. At the core of the dysfunction is the paradox of Britain’s position: regain control of borders from the EU but maintain open flow of capital and preserve the economic relationship. The EU, of which only one of its members need use its veto in the future to scuttle an agreement, is unified (and indeed feeling more buoyant after the French election) in its opposition to Britain choosing what parts of its relationship it likes or doesn’t like. The British government has not released an analysis of the impact of Brexit but other studies have pointed to a 20% decline in trade over ten years (soft Brexit – think Norway’s relationship with the EU) to a 40% decline in trade over ten years and a 2.6% decline in annual income per capita (hard Brexit – Britain abides by WTO rules). Clearly these are just estimates but they are alarming in that time is being wasted. Given the market tantrums that occurred around Grexit, it is surprising how little effect Brexit has had this year on investor sentiment.

POLITICAL HEADWINDS

Since the depths of the financial crisis when Congress failed to initially authorize TARP, the focus of most critics have been on the activist policy of the Fed, the risk of runaway inflation and the perversion of moral hazard. Laissez faire! was the rallying cry of purists – leave the market alone and all will be well. Oddly, that is what is happening now – as far as the Fed is concerned. While controversial, their constructive and active role in supporting the economy is coming to an end. Fed funds, while not on the timetable originally promised, continue to stairstep higher and this past quarter the Fed communicated its plan for winding down its balance sheet. The next act of this economic expansion will be played by a different cast of characters in the role of Fed Chair and in the role of worst supporting actor, in the form of Congress. There is no one who can play the leading role as the Fed steps back.

In the past year, we have lamented the lack of fiscal support from the government to complement the Fed monetary policy and facilitate a proper handoff of responsibility for economic reform to the two political bodies that can and should do more: Congress and the President. Fiscal policy has by and large been inconsequential aside from minor squalls like the debt ceiling standoff in 2013. That has changed; fiscal policy and politics is now looking like the biggest headwind for the market. Respondents to the most recent McKinsey Global Survey agree. In fact, the recent survey highlights a number of paradoxes facing the global economy and the US more specifically. For the first time in six years the majority of respondents (global corporate executives) say their home economies are on the right track. This coincides with strong readings on consumer and business confidence for most of this year. However, when those same executives were asked about the biggest risks to growth, their top two responses were: domestic political conflicts and geopolitical instability. In North America, 52% of respondents cited domestic political conflicts as the largest risk – well ahead of any other region in the world.

After multiple failed healthcare votes and the constant infighting between the Trump administration and congressional Republicans, there is no guarantee that tax cuts will pass. Public support (aside from the corporate sector) has been lukewarm (largely due to the lack of information and the disproportionate cuts favoring the wealthiest Americans and corporations) and there is no guarantee that the deficit hawks in the Republican party will go along with a plan that might add over $2 trillion, or 10%, to America’s national debt in the next 10 years. In opposition, Senate leader Mitch McConnell spent the better part of eight years telling Americans and his base that the deficit was America’s most serious long-term problem. The current proposal would take the U.S. debt-to-GDP ratio from 75% today to over 100% in a decade. It will take some political chutzpah to now convince true fiscal conservatives that an economy at full employment needs a tax cut of this size. Simulations of the current proposal by Moody’s Analytics (which uses a similar model as the Fed, the CBO and the Joint Committee on Taxation) suggests that stronger inflation and higher interest rates are the likely result of the plan, in effect negating the stimulative effects on growth. This was what happened in the early 80s and the result was a recession, a budget crisis and the Fed having to make a U-turn and raise rates. For these reasons, it is likely that Trump, who is no stranger to debt, will select a dove as his appointment for Fed chair. Finally, there is a real risk that the U.S. would face a credit downgrade. All of these factors would, after the initial fiscal sugar high, weigh heavy on long-term growth prospects for the country.

The debate on tax cuts highlights another paradox that shows up in the McKinsey Survey: when asked about growth over the next decade, the second most cited threat was rising income inequality. Additionally, social unrest shows up as the fourth largest threat to growth over the next 12 months, up over 30% since the March 2017 survey. Keep in mind that this is a survey of executives, many of whom stand to benefit from tax cuts that are likely to exacerbate the trend in inequality. In a similar vein, Ray Dalio posted an excellent article on October 23 titled, Our Biggest Economic, Social and Political Issue – The Two Economies: The Top 40% and the Bottom 60%. Here are a few of the highlights that are related to tax cuts, repatriation of assets and inequality:

●	Since 1980, median household real incomes have been flat and the average household in the top 40% earns four times more than the average household in the bottom 60%.

●	Those in the top 40% now have on average 10 times as much wealth as those in the bottom 60%, up from 6 times as much in 1980.

●	Only about a third of the bottom 60% saves any of its income (in cash and financial assets).

●	Only about a third of families in the bottom 60% have retirement savings accounts which average less than $20,000.

The current tax cut proposal and the failure of healthcare reform will hit the bottom 60% and the middle class specifically very hard. Namely, they are not likely to benefit from the tax cuts despite having a larger propensity to spend but are likely to face higher healthcare costs. Higher interest rates will also have a larger impact on the bottom 60%. Additionally, any benefits from corporate tax cuts and repatriation (which will likely funnel into shares buybacks and dividends) will flow to the top 40% which has more than twice as much of their net worth in stocks as the bottom 60%. The full article is available here and is well worth a read.

Kindest regards,

PJ Grzywacz

President

November 7, 2017

3969-NLD-11/09/2017

Additional Index Disclosure: The Bloomberg Barclays U.S. Corporate High Yield Bond Index: The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged index that covers the universe of fixed-rate, noninvestment grade debt. The Morningstar Moderate Target Risk Index: The Moderate Target Risk Index is a rules-based index based on a well-established asset allocation methodology from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually. The Morningstar Multialternative Category: The Multialternative Category contains funds that offer investors exposure to several different alternative investment tactics. Funds in this category have a majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. The gross short exposure is greater than 20%. The Morningstar Nontraditional Bond Category: The Nontraditional Bond Category contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Many funds in this group describe themselves as “absolute return” portfolios, which seek to avoid losses and produce returns uncorrelated with the overall bond market; they employ a variety of methods to achieve those aims. Another large subset are self-described “unconstrained” portfolios that have more flexibility to invest tactically across a wide swath of individual sectors, including high-yield and foreign debt, and typically with very large allocations. Funds in the latter group typically have broad freedom to manage interest-rate sensitivity, but attempt to tactically manage those exposures in order to minimize volatility. The category is also home to a subset of portfolios that attempt to minimize volatility by maintaining short or ultra-short duration portfolios, but explicitly court significant credit and foreign bond market risk in order to generate high returns. Funds within this category often will use credit default swaps and other fixed income derivatives to a significant level within their portfolios. The Morningstar Tactical Allocation Category: The Tactical Allocation Category contains funds that seek to provide capital appreciation and income by actively shifting allocations across investments. These funds have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, a fund must have minimum exposures of 10% in bonds and 20% in equity. Next, a fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%.

CMG Mauldin Solutions Core Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Annualized Total Returns as of October 31, 2017

			Annualized Since
CMG Mauldin Solutions Core Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	4.68%	12.71%	2.80%
With sales charge	(0.94)%	6.28%	1.45%
Class I	4.81%	12.75%	3.03%
MSCI AC World Index	10.24%	23.20%	8.48%
Morningstar Moderate Target Risk TR Index	6.30%	14.00%	6.50%

*	Class A and Class I shares commenced operations on May 15, 2013.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted equity index designed to measure the performance of equities in developed and emerging markets. Investors cannot invest directly in an index or benchmark.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 2.00% for Class A and 1.75% for Class I per the Fund’s prospectus dated August 28, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2017 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds:	96.9%
Commodity Funds	2.1%
Debt Funds	29.1%
Equity Funds	65.7%
Exchange Traded Notes:	0.8%
Commodity Funds	0.8%
Short-Term Investments	2.1%
Other Assets less Liabilities	0.2%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Tactical Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Annualized Total Returns as of October 31, 2017

			Annualized Since
CMG Tactical Bond Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	0.71%	3.34%	0.95%
With sales charge	(5.03)%	(2.65)%	(1.50)%
Class I	0.91%	3.74%	1.78%
Bloomberg Barclays US Corporate High Yield Index	3.44%	8.92%	5.55%

*	Class I shares commenced operations on October 6, 2014. Class A shares commenced operations on May 29, 2015. Barclays U.S. Corporate High Yield Index since inception performance is as of October 6, 2014.

The Barclays U.S. Corporate High Yield Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 2.30% for Class A and 1.95% for Class I per the Fund’s prospectus dated August 28, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Porfolio Composition as of October 31, 2017 (Unaudited)

Percent of Net Assets
Mutual Fund (Debt)	84.5%
Exchange-Traded Fund (Debt)	14.9%
Short-Term Investments	0.4%
Other Assets Less Liabilities	0.2%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Tactical All Asset Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Annualized Total Returns as of October 31, 2017

			Annualized Since
CMG Tactical All Asset Strategy Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	3.29%	6.90%	4.87%
With sales charge	(2.65)%	0.78%	0.83%
Class I	3.34%	7.08%	5.06%
Morningstar Moderate Target Risk TR Index	6.30%	14.00%	11.27%

*	Class A and Class I shares commenced operations on May 2, 2016.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation methodology from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 1.83% for Class A and 1.58% for Class I per the Fund’s prospectus dated August 28, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2017 (Unaudited)

Percent of Net Assets
Exchange-Traded Funds (Equity)	80.4%
Exchange-Traded Funds (Debt)	18.0%
Short-Term Investments	1.7%
Liabilities Less Other Assets	(0.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Mauldin Solutions Core Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2017

Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 96.9%
	COMMODITY FUNDS - 2.1%
2,151	ETFS Physical Platinum Shares*	$188,664
78,538	iShares Gold Trust*	958,949
10,057	PowerShares DB Base Metals Fund*	189,474
	TOTAL COMMODITY FUNDS (Cost - $1,338,086)	1,337,087

	DEBT FUNDS - 29.1%
16,541	Fidelity Total Bond ETF	832,343
7,858	iShares 7-10 Year Treasury Bond ETF	834,205
6,772	iShares 20+ Year Treasury Bond ETF	842,843
8,464	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,025,329
34,894	iShares Short Maturity Bond ETF	1,753,773
14,098	iShares TIPS Bond ETF	1,604,352
4,509	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	523,923
27,559	PIMCO Enhanced Short Maturity Active ETF	2,806,884
27,474	SPDR Bloomberg Barclays High Yield Bond ETF	1,023,132
36,797	SPDR Bloomberg Barclays International Treasury Bond ETF	1,024,797
121,395	SPDR Portfolio Long Term Treasury ETF	4,359,295
12,696	Vanguard Emerging Markets Government Bond ETF	1,027,868
19,417	Vanguard Mortgage-Backed Securities ETF	1,023,858
	TOTAL DEBT FUNDS (Cost - $18,718,713)	18,682,602

	EQUITY FUNDS - 65.7%
15,430	Consumer Discretionary Select Sector SPDR Fund	1,419,406
3,448	Consumer Staples Select Sector SPDR Fund	183,054
3,795	Energy Select Sector SPDR Fund	257,718
19,094	Financial Select Sector SPDR Fund	507,900
3,852	Health Care Select Sector SPDR Fund	312,436
2,653	Industrial Select Sector SPDR Fund	189,769
13,804	iShares Core MSCI EAFE ETF	900,711
4,956	iShares Core S&P 500 ETF	1,282,662
12,232	iShares Core S&P Mid-Cap ETF	2,237,967
4,264	iShares Core S&P Small-Cap ETF	319,203
17,812	iShares Edge MSCI USA Momentum Factor ETF	1,790,106
41,006	iShares India 50 ETF	1,483,187
46,577	iShares Latin America 40 ETF	1,580,823
56,687	iShares MSCI ACWI ETF	3,985,096
9,877	iShares MSCI Frontier 100 ETF	312,903
14,140	iShares MSCI India ETF	498,364
12,788	iShares S&P 500 Value ETF	1,395,810
8,862	iShares S&P Small-Cap 600 Growth ETF	1,474,903
41,807	iShares U.S. Energy ETF	1,551,040
10,415	PowerShares QQQ Trust Series 1	1,584,642
61,399	PowerShares S&P 500 Low Volatility Portfolio	2,856,895
81,398	PowerShares S&P 500 Quality Portfolio	2,370,310
48,267	Schwab U.S. Large-Cap Value ETF	2,544,154
25,909	Schwab U.S. Small-Cap ETF	1,761,035
13,643	Technology Select Sector SPDR Fund	858,827
56,270	Vanguard FTSE Emerging Markets ETF	2,511,330
2,112	Vanguard Global ex-U.S. Real Estate ETF	126,002
9,533	Vanguard Materials ETF	1,270,368
11,334	Vanguard Mid-Cap Growth ETF	1,410,630
4,282	Vanguard REIT ETF	351,980
4,347	Vanguard S&P 500 ETF	1,026,457
11,872	Vanguard Small-Cap Value ETF	1,530,182
5,751	WisdomTree Japan Hedged Equity Fund	333,961
	TOTAL EQUITY FUNDS (Cost - $41,029,807)	42,219,831

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $61,086,606)	62,239,520

	EXCHANGE-TRADED NOTES - 0.8%
	COMMODITY FUNDS - 0.8%
127,165	ELEMENTS Linked to the Rogers International Commodity Index - Energy Total Return*	329,345
7,953	iPath Bloomberg Livestock Subindex Total Return ETN*	202,881
	TOTAL COMMODITY FUNDS (Cost - $493,662)	532,226
	TOTAL EXCHANGE-TRADED NOTES (Cost - $493,662)	532,226

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Solutions Core Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2017

Shares	Security	Value
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
1,353,564	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.20% +	$1,353,835
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,353,564)

	TOTAL INVESTMENTS - 99.8% (Cost - $62,933,832) (a)	$64,125,581
	OTHER ASSETS LESS LIABILITIES - 0.2%	156,252
	NET ASSETS - 100.0%	$64,281,833

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

*	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $62,934,018 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,324,551
Unrealized Depreciation:	(132,988)
Net Unrealized Appreciation:	$1,191,563

The accompanying notes are an integral part of these financial statements.

CMG Tactical Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2017

Shares	Security	Value
	MUTUAL FUND - 84.5%
	DEBT FUND - 84.5%
1,816,168	PIMCO High Yield Fund - Institutional Shares	$16,454,485
	TOTAL MUTUAL FUND (Cost - $16,400,000)

	EXCHANGE-TRADED FUNDS - 14.9%
	DEBT FUNDS - 14.9%
10,926	iShares iBoxx $ High Yield Corporate Bond ETF	966,623
50,880	PowerShares Fundamental High Yield Corporate Bonds Portfolio	969,264
25,987	SPDR Bloomberg Barclays High Yield Bond ETF	967,756
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,903,824)	2,903,643

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
67,036	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.20% +	67,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,036)

	TOTAL INVESTMENTS - 99.8% (Cost - $19,370,860) (a)	$19,425,177
	OTHER ASSETS LESS LIABILITIES - 0.2%	47,529
	NET ASSETS - 100.0%	$19,472,706

ETF - Exchange-Traded Fund

+	Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $19,372,334 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$53,788
Unrealized Depreciation:	(945)
Net Unrealized Appreciation:	$52,843

The accompanying notes are an integral part of these financial statements.

CMG Tactical All Asset Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2017

Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 98.4%
	DEBT FUNDS - 18.0%
118,431	PIMCO Enhanced Short Maturity Active ETF	$12,062,197
	TOTAL DEBT FUNDS (Cost - $12,058,888)	12,062,197

	EQUITY FUNDS - 80.4%
64,057	Consumer Discretionary Select Sector SPDR Fund	5,892,603
21,601	iShares Core S&P 500 ETF	5,590,555
174,276	iShares India 50 ETF	6,303,563
185,344	iShares Latin America 40 ETF	6,290,575
55,057	iShares S&P 500 Value ETF	6,009,472
35,567	iShares S&P Small-Cap 600 Growth ETF	5,919,416
172,309	iShares U.S. Energy ETF	6,392,664
40,587	Vanguard Materials ETF	5,408,624
48,726	Vanguard Mid-Cap Growth ETF	6,064,438
	TOTAL EQUITY FUNDS (Cost - $54,036,330)	53,871,910

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $66,095,218)	65,934,107

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
1,126,619	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.20% +	1,126,844
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,126,619)

	TOTAL INVESTMENTS - 100.1% (Cost - $67,221,837) (a)	$67,060,951
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(76,473)
	NET ASSETS - 100.0%	$66,984,478

ETF - Exchange-Traded Fund

+	Money market fund; interest rate reflects seven-day yield on October 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $67,226,812 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$235,227
Unrealized Depreciation:	(401,088)
Net Unrealized Depreciation:	$(165,861)

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2017

	CMG Mauldin		CMG Tactical
	Solutions Core	CMG Tactical	All Asset
	Fund *	Bond Fund	Strategy Fund

Assets:
Investments in Unaffiliated Securities at Value (identified cost $62,933,832, $19,370,860, and $67,221,837, respectively)	$64,125,581	$19,425,177	$67,060,951
Deposits with Broker	1,366	—	—
Dividends and Interest Receivable	19,894	64,370	3,509
Receivable for Fund Shares Sold	226,876	4,145	47,261
Prepaid Expenses and Administrative Fees	28,530	29,835	45,865
Total Assets	64,402,247	19,523,527	67,157,586

Liabilities:
Payable for Fund Shares Redeemed	54,462	3,021	105,787
Accrued Advisory Fees	56,545	15,724	42,083
Accrued Distribution Fees	1,580	283	12,025
Payable to Related Parties	1,311	31,793	13,160
Accrued Expenses and Other Liabilities	6,516	—	53
Total Liabilities	120,414	50,821	173,108

NET ASSETS	$64,281,833	$19,472,706	$66,984,478

Composition of Net Assets:
At April 30, 2017, Net Assets consisted of:
Paid-in-Capital	$62,274,169	$21,726,520	$64,569,270
Accumulated Net Investment Income	13,575	12,343	746,645
Accumulated Net Realized Gain (Loss) From Investments	802,922	(2,320,474)	1,829,449
Net Unrealized Appreciation (Depreciation) on:
Investments	1,191,749	54,317	(160,886)
Foreign Currency Translations	(582)	—	—
Net Assets	$64,281,833	$19,472,706	$66,984,478

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$3,929,452	$832,192	$57,553,587
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	360,414	85,506	5,401,430
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.90	$9.73	$10.66
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	11.56	10.32	11.31

Class I Shares:
Net Assets	$60,352,381	$18,640,514	$9,430,891
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,505,723	1,915,383	882,888
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.96	$9.73	$10.68

*	Formerly CMG Global Equity Fund

The accompanying notes are an integral part of these financial statements.

CMG Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended October 31, 2017

	CMG Mauldin		CMG Tactical All
	Solutions Core	CMG Tactical Bond	Asset Strategy
	Fund *	Fund	Fund

Investment Income:
Unaffiliated Investments Dividend Income (net of foreign taxes withheld of $0, $0, $0 and $0, respectively)	$245,865	$378,040	$482,688
Unaffiliated Investments Interest Income	10,253	10,239	17,566
Total Investment Income	256,118	388,279	500,254

Expenses:
Investment Advisory Fees	146,676	93,258	219,079
Administration Fees ^	25,206	63,014	63,014
Distribution Fees- Class A	10,122	1,871	61,092
Shareholder Service Fees	—	9,578	1,697
Total Expenses	182,004	167,721	344,882
Net Investment Income	74,114	220,558	155,372

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain From:
Unaffiliated Investments	467,123	37,722	1,829,449
Net Change in Unrealized Appreciation (Depreciation) On:
Unaffiliated Investments	1,087,948	(84,134)	(204,594)
Foreign Currency Translations	660	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1,555,731	(46,412)	1,624,855

Net Increase in Net Assets Resulting From Operations	$1,629,845	$174,146	$1,780,227

*	Formerly CMG Global Equity Fund.

The accompanying notes are an integral part of these financial statements.

CMG Funds

STATEMENTS OF CHANGES IN NET ASSETS

	CMG Mauldin Solutions Core Fund *		CMG Tactical Bond Fund
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended	Ended	Ended	Ended
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2016
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$74,114	$(72,152)	$220,558	$634,110
Net Realized Gain on Investments	467,123	463,094	37,722	685,831
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,088,608	(229,556)	(84,134)	(470,375)
Net Increase in Net Assets Resulting From Operations	1,629,845	161,386	174,146	849,566

Distributions to Shareholders from:
Net Investment Income
Class A	—	—	(8,548)	(13,271)
Class I	—	—	(206,704)	(613,802)
Net Realized Gains
Class A	—	(25,601)	—	—
Class I	—	(22,410)	—	—
Total Distributions to Shareholders	—	(48,011)	(215,252)	(627,073)

Beneficial Interest Transactions:
Class A Shares:

Proceeds from Shares Issued	19,617,179	652,607	980	739,147
Distributions Reinvested	—	25,486	8,548	13,271
Cost of Shares Redeemed	(19,357,384)	(1,424,327)	(218,031)	(31,568)
Total Class A Transactions	259,795	(746,234)	(208,503)	720,850

Class I Shares:
Proceeds from Shares Issued	54,810,505	6,105,482	2,068,551	5,934,660
Distributions Reinvested	—	22,205	189,856	550,912
Cost of Shares Redeemed	(3,135,977)	(3,310,148)	(1,698,246)	(21,861,037)
Total Class I Transactions	51,674,528	2,817,539	560,161	(15,375,465)

Net Increase (Decrease) in Net Assets Resulting from Beneficial Interest Transactions	51,934,323	2,071,305	351,658	(14,654,615)

Increase (Decrease) in Net Assets	53,564,168	2,184,680	310,552	(14,432,122)

Net Assets:
Beginning of Year	10,717,665	8,532,985	19,162,154	33,594,276
End of Year**	$64,281,833	$10,717,665	$19,472,706	$19,162,154

* Formerly CMG Global Equity Fund
** Includes accumulated net investment income (loss) of:	$13,575	$(60,539)	$12,343	$7,037

Share Activity:
Class A Shares:
Shares Issued	1,854,637	106,311	100	77,076
Shares Reinvested	—	1,921	876	1,370
Shares Redeemed	(1,787,347)	(196,684)	(22,349)	(3,275)
Net increase (decrease) in shares of beneficial interest outstanding	67,290	(88,452)	(21,373)	75,171

Class I Shares:
Shares Issued	5,064,717	233,654	211,836	615,084
Shares Reinvested	—	3,822	19,483	57,004
Shares Redeemed	(291,877)	(510,785)	(174,251)	(2,273,670)
Net increase (decrease) in shares of beneficial interest outstanding	4,772,840	(273,309)	57,068	(1,601,582)

The accompanying notes are an integral part of these financial statements.

CMG Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	CMG Tactical All Asset Strategy Fund
	For the Six Months	For the Period *
	Ended	Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$155,372	$79,033
Net Realized Gain (Loss) on Investments	1,829,449	740,246
Net Change in Unrealized Appreciation (Depreciation) on Investments	(204,594)	43,708
Net Increase in Net Assets Resulting From Operations	1,780,227	862,987

Distributions to Shareholders from:
Net Investment Income
Class A	—	(70,785)
Class I	—	(12,504)
Net Realized Gains
Class A	—	(128,975)
Class I	—	(17,589)
Total Distributions to Shareholders	—	(229,853)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	22,752,131	41,444,685
Distributions Reinvested	—	199,740
Cost of Shares Redeemed	(5,414,085)	(3,509,331)
Total Class A Transactions	17,338,046	38,135,094

Class I Shares:
Proceeds from Shares Issued	5,684,626	6,791,489
Distributions Reinvested	—	19,416
Cost of Shares Redeemed	(2,515,942)	(881,612)
Total Class I Transactions	3,168,684	5,929,293

Net Increase in Net Assets Resulting from Beneficial Interest Transactions	20,506,730	44,064,387

Increase in Net Assets	22,286,957	44,697,521

Net Assets:
Beginning of Period	44,697,521	—
End of Period***	$66,984,478	$44,697,521

* Commencement of Operations on May 2, 2016.
** Includes accumulated net investment loss of:	$(10,078)	$663,357

Share Activity:
Class A Shares:
Shares Issued	2,160,396	4,077,761
Shares Reinvested	—	19,621
Shares Redeemed	(512,531)	(343,817)
Net increase in shares of beneficial interest outstanding	1,647,865	3,753,565

Class I Shares:
Shares Issued	546,018	659,872
Shares Reinvested	—	1,905
Shares Redeemed	(239,425)	(85,482)
Net increase in shares of beneficial interest outstanding	306,593	576,295

The accompanying notes are an integral part of these financial statements.

CMG Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Mauldin Solutions Core Fund *
	Class A
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014 **
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.23	$11.00	$10.95	$10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.06		(0.13)	(0.16)	(0.07)	(0.03)
Net gain (loss) from investments
(both realized and unrealized)	0.44		0.38	(0.56)	0.30	1.07
Total from operations	0.50		0.25	(0.72)	0.23	1.04
Distributions to shareholders from:
Net investment income	—		—	(0.05)	(0.03)	—
Net realized gains	—		(0.08)	—	(0.15)	(0.09)
Total distributions	—		(0.08)	(0.05)	(0.18)	(0.09)
Net Asset Value, End of Period	$10.90		$10.40	$10.23	$11.00	$10.95
Total Return (b)	4.68	% (f)	2.50%	(6.57)%	2.12%	10.39	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,929		$3,049	$3,757	$5,013	$2,791
Ratio of expenses to average net assets:
Before expense reimbursement (c)	1.47	% (e)	3.40%	2.95%	2.48%	3.24	% (e)
After expense reimbursement (c)	1.47	% (e)	3.40%	2.95%	2.31%	1.90	% (e)
Ratio of net investment income (loss) to average net assets	1.07	% (e)	(1.26)%	(1.44)%	(0.67)%	(0.33	)% (e)
Portfolio turnover rate	103	% (f)	248%	20%	41%	40	% (f)

*	Formerly CMG Global Equity Fund.

**	Class A shares commenced operations on May 15, 2013.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Mauldin Solutions Core Fund *
	Class I
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014 **
	(Unaudited)
Net Asset Value, Beginning of Period	$10.46		$10.26	$11.04	$10.98	$10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.02		(0.08)	(0.13)	(0.04)	(0.02)
Net gain (loss) from investments
(both realized and unrealized)	0.48		0.36	(0.58)	0.30	1.09
Total from operations	0.50		0.28	(0.71)	0.26	1.07
Distributions to shareholders from:
Net investment income	—		—	(0.07)	(0.05)	—
Net realized gains	—		(0.08)	—	(0.15)	(0.09)
Total distributions	—		(0.08)	(0.07)	(0.20)	(0.09)
Net Asset Value, End of Period	$10.96		$10.46	$10.26	$11.04	$10.98
Total Return (b)	4.81	% (f)	2.78%	-6.43%	2.39%	10.69	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$60,352		$7,669	$4,776	$8,155	$12,687
Ratio of expenses to average net assets:
Before expense reimbursement (c)	1.24	% (e)	2.98%	2.70%	2.25%	2.50	% (e)
After expense reimbursement (c)	1.24	% (e)	2.98%	2.70%	1.98%	1.65	% (e)
Ratio of net investment cinome (loss) to average net assets	0.31	% (e)	(0.81)%	(1.18)%	(0.32)%	(0.21	)% (e)
Portfolio turnover rate	103	% (f)	248%	20%	41%	40	% (f)

*	Formerly CMG Global Equity Fund.

**	Class I shares commenced operations on May 15, 2013.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical Bond Fund
	Class A
	Six Months		Year	Period
	Ended		Ended	Ended
	October 31, 2017		April 30, 2017	April 30, 2016 *
	(Unaudited)
Net Asset Value, Beginning of Period	$9.75		$9.60	$9.96
Increase (Decrease) From Operations:
Net investment income (a)	0.12		0.23	0.12
Net gain (loss) from investments
(both realized and unrealized)	(0.05)		0.12	(0.33)
Total from operations	0.07		0.35	(0.21)
Distributions to shareholders from:
Net investment income	(0.09)		(0.20)	(0.11)
Return of Capital	—		—	(0.04)
Total distributions	(0.09)		(0.20)	(0.15)
Net Asset Value, End of Period	$9.73		$9.75	$9.60
Total Return (b)	0.71	% (f)	3.73%	(2.07	)% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$832		$1,042	$305
Ratio of expenses to average net assets (c)	2.09	% (e)	1.82%	1.76	% (e)
Ratio of net investment income to average net assets (c)(d)	2.48	% (e)	2.38%	1.41	% (e)
Portfolio turnover rate	389	% (f)	1,268%	1,413	% (f)

*	Class A shares commenced operations on May 29, 2015.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical Bond Fund
	Class I
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$9.75		$9.62	$9.97	$10.00
Increase (Decrease) From Operations:
Net investment income (a)	0.14		0.25	0.17	0.21
Net gain (loss) from investments
(both realized and unrealized)	(0.05)		0.14	(0.32)	(0.02)
Total from operations	0.09		0.39	(0.15)	0.19
Distributions to shareholders from:
Net investment income	(0.11)		(0.26)	(0.16)	(0.22)
Return of Capital	—		—	(0.04)	—
Total distributions	(0.11)		(0.26)	(0.20)	(0.22)
Net Asset Value, End of Period	$9.73		$9.75	$9.62	$9.97
Total Return (b)	0.91	% (f)	4.13%	(1.44)%	1.94	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,641		$18,120	$33,290	$50,276
Ratio of expenses to average net assets (c)	1.69	% (e)	1.47%	1.36%	1.53	% (e)
Ratio of net investment income to average net assets (c)(d)	0.31	% (e)	2.61%	1.81%	3.71	% (e)
Portfolio turnover rate	389	% (f)	1,268%	1,413%	442	% (f)

*	Class I shares commenced operations on October 6, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	CMG Tactical All Asset Strategy Fund
	Class A
	Six Months		Period
	Ended		Ended
	October 31, 2017		April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.32		$10.00
Increase From Operations:
Net investment income (a)	0.03		0.03
Net gain from investments (both realized and unrealized)	0.31		0.37
Total from operations	0.34		0.40
Distributions to shareholders from:
Net investment income	—		(0.03)
Net realized gains	—		(0.05)
Total distributions	—		(0.08)
Net Asset Value, End of Period	$10.66		$10.32
Total Return (b)	3.29	% (f)	4.00	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$57,554		$38,741
Ratio of expenses to average net assets (c)	1.22	% (e)	1.53	% (e)
Ratio of net investment income to average net assets (c)(d)	0.48	% (e)	0.32	% (e)
Portfolio turnover rate	295	% (f)	451	% (f)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	CMG Tactical All Asset Strategy Fund
	Class I
	Six Months		Period
	Ended		Ended
	October 31, 2017		April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.34		$10.00
Increase From Operations:
Net investment income (a)	0.04		0.06
Net gain from investments (both realized and unrealized)	0.30		0.37
Total from operations	0.34		0.43
Distributions to shareholders from:
Net investment income	—		(0.04)
Net realized gains	—		(0.05)
Total distributions	—		(0.09)
Net Asset Value, End of Period	$10.68		$10.34
Total Return (b)	3.34	% (f)	4.29	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,431		$5,956
Ratio of expenses to average net assets (c)	0.97	% (e)	1.28	% (e)
Ratio of net investment income to average net assets (c)(d)	0.81	% (e)	0.58	% (e)
Portfolio turnover rate	295	% (f)	451	% (f)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

1.	ORGANIZATION

CMG Mauldin Solutions Core Fund (formerly CMG Global Equity Fund) (the “Mauldin Fund”) CMG Tactical Bond Fund (the “Bond Fund”), and CMG Tactical All Asset Strategy Fund (“Tactical Fund”) (each a “Fund”, collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company.

The Funds currently offer Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares for all Funds are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to the respective class’ service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Mauldin Fund seeks capital appreciation as its investment objective. Class A and Class I of the Mauldin Fund commenced operations on May 15, 2013. The Bond Fund seeks to generate total returns over a complete market cycle through capital appreciation and income. Class I of the Bond Fund commenced operations on October 6, 2014. Class A of the Bond Fund commenced operations on May 29, 2015. The Tactical Fund’s investment objective is to generate capital appreciation. Class A and Class I of the Tactical Fund commenced operations on May 2, 2016.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Mauldin Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$62,239,520	$—	$—	$62,239,520
Exchange-Traded Notes	532,226	—	—	532,226
Short-Term Investments	1,353,835	—	—	1,353,835
Total Assets	$64,125,581	$—	$—	$64,125,581

Bond Fund:	Level 1	Level 2	Level 3	Total
Assets*
Mutual Fund	$16,454,485	$—	$—	$16,454,485
Exchange-Traded Funds	2,903,643	—	—	2,903,643
Short-Term Investments	67,049	—	—	67,049
Total Assets	$19,425,177	$—	$—	$19,425,177

Tactical Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$65,934,107	$—	$—	$65,934,107
Short-Term Investments	1,126,844	—	—	1,126,844
Total Assets	$67,060,951	$—	$—	$67,060,951

*	Refer to the Portfolios of Investments for industry classifications.

The Funds did not hold Level 3 securities during the six months.

There were no transfers between Level 1 and Level 2 during the current six months presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Organizational Costs – Organizational costs of $6,805 were charged to expenses as incurred in the Tactical Fund. Deferred organizational costs incurred by the Fund of $6,028 were treated as deferred charges and will be amortized over a 12 month period using the straight line method.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2014 to April 30, 2016, or expected to be taken in the Funds’ April 30, 2017 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement between the adviser and the Trust, with respect to the Funds (the “Advisory Agreement”), investment advisory services are provided to the Funds by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

rate of 1.05% (1.25% through March 10, 2017), 0.95%, 1.00% and 0.75% of the average daily net assets of the Mauldin Fund, Bond Fund and Tactical Fund, respectively. For the six months ended October 31, 2017, the Adviser earned advisory fees of $146,676 for the Mauldin Fund, $93,258 for the Bond Fund and $219,079 for the Tactical Fund. The Adviser manages a portion of the Funds’ portfolios directly and may allocate the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Mauldin Fund’s sub-adviser is Mauldin Solutions, LLC. Prior to March 11, 2017, AlphaSimplex Group, LLC was the sub-adviser. The Adviser pays each sub-adviser a portion of its advisory fee. The Funds do not directly pay the sub-advisers.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Mauldin Fund may pay up to 0.25% for Class A shares, the Bond Fund may pay up to 0.40% for Class A shares, and the Tactical Fund may pay up to 0.25% for Class A shares per year of its average daily net assets for such distribution and shareholder service activities. During the six months ended October 31, 2017, $10,122, $1,871 and $61,092 were accrued under the Plan for the Mauldin Fund, Bond Fund and Tactical Fund, respectively. As of October 31, 2017, the Board has not implemented the Plan with respect to the Class I shares of the Funds and no distribution fees have been accrued against the net assets of that class for the six months ended October 31, 2017.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended October 31, 2017, the Distributor received underwriter commissions of $339 for sales of Class A shares, of which $45 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of October 31, 2017, the amounts owed to GFS were $1,311, $31,793 and $13,160 for the Mauldin Fund, Bond Fund and Tactical Fund, respectively. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six months ended October 31, 2017 amounted to $81,714,514 and $31,087,449, respectively, for the Mauldin Fund, $72,946,712 and $72,482,909, respectively, for the Bond Fund, and $187,769,573 and $166,352,250, respectively, for the Tactical Fund.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2017 and April 30, 2016 were as follows:

For the year ended April 30, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Total
CMG Mauldin Solutions Core Fund	$—	$48,011	$48,011
CMG Tactical Bond Fund	627,073	—	627,073
CMG Tactical All Asset Strategy Fund	229,853	—	229,853

For the year ended April 30, 2016:

	Ordinary	Long-Term	Return of Capital
	Income	Capital Gains	Capital	Total
CMG Mauldin Solutions Core Fund	$61,144	$—	$—	$61,144
CMG Tactical Bond Fund	821,146	—	214,590	1,035,736

As of April 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CMG Mauldin Solutions Core Fund	$—	$335,985	$(60,539)	$—	$—	$102,373	$377,819
CMG Tactical Bond Fund	7,037	—	—	(2,356,722)	—	136,977	(2,212,708)
CMG Tactical All Asset Strategy Fund	596,248	—	—	—	—	38,733	634,981

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for partnerships, and the mark-to-market on open 1256 futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses were as follows:

Late Year
Losses
CMG Mauldin Solutions Core Fund	$60,539
CMG Tactical Bond Fund	—
CMG Tactical All Asset Strategy Fund	—

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

At April 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
CMG Mauldin Solutions Core Fund	$—	$—	$—
CMG Tactical Bond Fund	2,356,722	—	2,356,722
CMG Tactical All Asset Strategy Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclassification of Fund distributions and tax adjustments for partnerships, grantor trusts, C-Corporation return of capital distributions and passive foreign investment companies, resulted in reclassifications for the Funds for the year ended April 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
CMG Mauldin Solutions Core Fund	$(13,857)	$120,051	$(106,194)
CMG Tactical All Asset Strategy Fund	(1,847)	4,256	(2,409)

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Bond Fund currently invests a portion of its assets in the PIMCO High Yield Fund - Institutional Shares (“PIMCO”). The Bond Fund may redeem its investments from PIMCO at any time if the Adviser determines that it is in the best interest of the Bond Fund and its shareholders to do so. The performance of the Bond Fund may be directly affected by the performance of PIMCO. The financial statements of PIMCO, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Bond Fund’s financial statements. As of October 31, 2017, the percentage of the Bond Fund’s net assets invested in PIMCO was 84.5%.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring added disclosure or adjustment to the financial statements.

CMG Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2017

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	5/1/17	10/31/17	Period *	10/31/17	Period *
Mauldin Fund	1.47%	$1,000.00	$1,048.10	$7.59	$1,017.80	$7.48
Bond Fund	2.09%	$1,000.00	$1,007.10	$10.57	$1,014.67	$10.61
Tactical Fund	1.22%	$1,000.00	$1,032.90	$12.40	$1,037.80	$12.43

Class I
Mauldin Fund	1.24%	$1,000.00	$1,046.80	$6.40	$1,018.95	$6.31
Bond Fund	1.69%	$1,000.00	$1,009.10	$8.56	$1,016.69	$8.59
Tactical Fund	0.97%	$1,000.00	$1,032.90	$9.86	$1,040.30	$9.90

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2017 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

CMG FUNDS

Adviser	CMG Capital Management Group, Inc.
1000 Continental Drive, Suite 570
King of Prussia, PA 19406

Sub-Adviser	Mauldin Solutions, LLC
CMG Mauldin	2900 McKinnon # 1708
Solutions Core Fund	Dallas, TX 75201

Administrator	Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-CMG-9456.

CMG Funds
17605 Wright Street •Suite 2 • Omaha, NE 68130
1-866-CMG-9456

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/9/18